BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS
Schedule of movement of goodwill

	As of December 31,
	2019	2020

Balance at the beginning of the year	1,751,970	1,905,840
Addition during the year	153,870	746,015
Measurement period adjustments	—	(55,462)
Balance at end of year	1,905,840	2,596,393

Guangzhou 3
BUSINESS COMBINATIONS
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration	(i)	247,937
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(62)
Accounts receivable		(13,995)
Property and equipment	(ii)	(780,312)
Identifiable intangible assets	(iii)	(130,000)
Other assets		(43,039)
Accounts payable		471,532
Finance lease and other financing obligations, non-current		282,051
Short-term borrowings		47,580
Long-term borrowings		30,000
Deferred tax liabilities		26,503
Other liabilities		2,849
Total identifiable net assets		(106,893)
Goodwill	(iv)	141,044
Note (i):The fair value of consideration represents the present value of the purchase price of RMB262,244.
Note (ii):Property and equipment acquired included properties acquired under finance lease of RMB291,000.
Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB130,000 with an estimated useful life of 7 years.
Note (iv):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

Shanghai 11
BUSINESS COMBINATIONS
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration	(i)	319,119
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(404)
Property and equipment		(233,405)
Identifiable intangible assets	(ii)	(57,000)
Other assets		(94,647)
Accounts payable		91,136
Deferred tax liabilities		9,995
Other liabilities		5,377
Total identifiable net assets		(278,948)
Goodwill	(iii)	40,171
Note (i):	The fair value of the consideration represents the present value of the purchase price of RMB320,000.
Note (ii):	Identifiable intangible assets acquired consisted of customer relationships of RMB23,000 with an estimated useful life of 10 years and favourable lease of RMB34,000 with an estimated useful life of 13.6 years. The favourable lease was reclassified to operating lease ROU assets upon adoption of ASC 842, Leases, on January 1, 2019.
Note (iii):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target entity with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

Target Group Guangzhou 6
BUSINESS COMBINATIONS
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration	(i)	423,075
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(12,091)
Property and equipment	(ii)	(493,026)
Operating lease ROU assets		(9,168)
Identifiable intangible assets	(iii)	(15,000)
Other assets		(44,549)
Accounts payable		118,486
Finance lease and other financing obligations, current		16,828
Operating lease liabilities, current		886
Finance lease and other financing obligations, non-current		157,366
Operating lease liabilities, non-current		8,282
Deferred tax liabilities		1,040
Other liabilities		1,741
Total identifiable net assets		(269,205)
Goodwill	(iv)	153,870
Note (i):	The fair value of consideration represents the present value of the purchase price of RMB431,727.
Note (ii):	Property and equipment acquired included properties acquired under finance lease of RMB174,194.
Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB15,000 with an estimated useful life of 7.8 years.
Note (iv):

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target entity with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

Beijing 10, 11 and 12
BUSINESS COMBINATIONS
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

		Estimated
		fair value, as		Estimated
		previously	Adjustments	fair value, as
	Note	reported	(Note (v))	adjusted
Fair value of consideration		847,586	(59,032)	788,554
Effective settlement of pre-existing relationships upon consolidation	(i)	34,477		34,477
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(2,349)		(2,349)
Accounts receivable		(81,027)	(2,107)	(83,134)
Property and equipment	(ii)	(1,971,432)	(36,176)	(2,007,608)
Operating lease ROU assets		(94,821)		(94,821)
Identifiable intangible assets	(iii)	(191,000)		(191,000)
Other assets		(149,956)	7,327	(142,629)
Accounts payable		727,043	29,864	756,907
Finance lease and other financing obligations, current		171,979	2,980	174,959
Operating lease liabilities, current		6,092	890	6,982
Finance lease and other financing obligations, non-current		1,062,114		1,062,114
Operating lease liabilities, non-current		92,360		92,360
Deferred tax liabilities		13,833		13,833
Other liabilities		38,586	792	39,378
Total identifiable net assets		(378,578)	3,570	(375,008)
Goodwill	(iv)	503,485	(55,462)	448,023
Note (i):	Prior to the acquisition, the Company had receivables from the target group of RMB34,477, which was effectively settled upon completion of the acquisition.
Note (ii):	Property and equipment acquired included properties acquired under finance lease of RMB632,427.
Note (iii):	Identifiable intangible assets acquired consisted of customer relationships of RMB191,000 with an estimated useful life of 7.6 years.
Note (iv):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.
Note (v):	The adjustments noted in the table above were a result of information obtained subsequent to the Company’s initial reporting of provisional amounts in accordance with ASC 805, Business Combinations.

Shanghai 19
BUSINESS COMBINATIONS
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration		62,480
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(2,001)
Property and equipment		(372,093)
Operating lease ROU assets		(215,230)
Identifiable intangible assets	(i)	(56,100)
Other assets		(18,354)
Accounts payable		360,381
Operating lease liabilities, current		2,676
Operating lease liabilities, non-current		186,532
Deferred tax liabilities		16,322
Other liabilities		69,122
Total identifiable net assets		(28,745)
Goodwill	(ii)	33,735
Note (i):	Identifiable intangible assets acquired consisted of customer relationships of RMB56,100 with an estimated useful life of 12.1 years.
Note (ii):	Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

Beijing 9
BUSINESS COMBINATIONS
Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration	(i)	793,043
Effective settlement of pre-existing relationships upon consolidation	(ii)	(65,706)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(451)
Accounts receivable		(55,072)
Property and equipment	(iii)	(403,556)
Operating lease ROU assets		(82,729)
Identifiable intangible assets	(iv)	(202,500)
Other assets		(70,149)
Accounts payable		16,472
Finance lease and other financing obligations, current		8,028
Operating lease liabilities, current		6,568
Finance lease and other financing obligations, non-current		117,002
Operating lease liabilities, non-current		95,729
Deferred tax liabilities		44,965
Other liabilities		7,151
Total identifiable net assets		(518,542)
Goodwill	(v)	208,795

Note (i): The fair value of consideration represents the present value of the estimated purchase price of RMB811,507 after deduction of a contingent consideration of RMB5,462 not expected to be paid.

Note (ii):Prior to the acquisition, the Company had payables to the target entity of RMB65,706, which was effectively settled upon completion of the acquisition.

Note (iii):Property and equipment acquired included properties acquired under finance lease of RMB101,113.

Note (iv):Identifiable intangible assets acquired consisted of customer relationships of RMB202,500 with an estimated useful life of 6.5 years.

Note (v):Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target entity with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.